Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Computations Of Basic And Diluted Earnings Per Ordinary Share

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Net income for the computation of basic and diluted earnings per share	$207,573	$172,224	$163,655
Weighted average ordinary shares outstanding	114,952,639	146,587,752	131,492,057
Basic and diluted earnings per ordinary share	$1.81	$1.17	$1.24